Significant accounting policies, and significant accounting estimates and assessments (Tables)	12 Months Ended
Dec. 31, 2019
Significant accounting policies, and significant accounting estimates and assessments
Schedule of Consolidated income statement

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2018	Restatement	2018
Revenue	37,977	0	37,977
Royalty expenses	(3,356)	0	(3,356)
Research and development expenses	(438,215)	(4)	(438,219)
Administrative expenses	(43,542)	(1)	(43,543)
Other operating income	1,099,526	0	1,099,526
Operating result	652,390	(5)	652,385

Financial income	9,988	0	9,988
Financial expenses	(37,322)	0	(37,322)
Result before tax	625,056	(5)	625,051

Income tax	(43,774)	1	(43,773)
Net result for the year	581,282	(4)	581,278

Earnings per share - basic (DKK)	18.94	0.00	18.94
Earnings per share - diluted (DKK)	18.94	0.00	18.94

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2017	Restatement	2017
Revenue	136,322	0	136,322
Royalty expenses	(14,163)	0	(14,163)
Research and development expenses	(324,667)	718	(323,949)
Administrative expenses	(47,470)	127	(47,343)
Other operating income	607	0	607
Operating result	(249,371)	845	(248,526)

Financial income	2,122	0	2,122
Financial expenses	(33,509)	0	(33,509)
Result before tax	(280,758)	845	(279,913)

Income tax	5,500	0	5,500
Net result for the year	(275,258)	845	(274,413)

Loss per share - basic (DKK)	(9.88)	(0.03)	(9.85)
Loss per share - diluted (DKK)	(9.88)	(0.03)	(9.85)

	As originally		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2016	Restatement	2016
Revenue	234,778	(3,914)	230,864
Royalty expenses	(31,459)	528	(30,931)
Research and development expenses	(268,159)	0	(268,159)
Administrative expenses	(52,503)	0	(52,503)
Other operating income	1,697	0	1,697
Operating result	(115,646)	(3,386)	(119,032)

Financial income	592	0	592
Financial expenses	(44,356)	0	(44,356)
Result before tax	(159,410)	(3,386)	(162,796)

Income tax benefit	5,500	0	5,500
Net result for the year	(153,910)	(3,386)	(157,296)

Earnings per share - basic (DKK)	(6.33)	(0.14)	(6.47)
Earnings per share - diluted (DKK)	(6.33)	(0.14)	(6.47)

Schedule of Consolidated statements of comprehensive income

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2018	Restatement	2018
Net result for the year	581,282	(4)	581,278
Other comprehensive income (loss)	0	0	0
Net result for the year	581,282	(4)	581,278

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2017	Restatement	2017
Net result for the year	(275,258)	845	(274,413)
Other comprehensive income (loss)	0	0	0
Net result for the year	(275,258)	845	(274,413)

	As originally		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2016	Restatement	2016
Net result for the year	(153,910)	(3,386)	(157,296)
Other comprehensive income (loss)	—	—	—
Net loss for the period	(153,910)	(3,386)	(157,296)

Schedule of Consolidated Statement of Financial Position

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2018	Restatement	2018
Equity and liabilities
Share capital	30,787	0	30,787
Share premium	1,979,493	(22,016)	1,957,477
Retained losses	(893,999)	22,016	(871,983)
Equity	1,116,281	0	1,116,281

Royalty bond	0	0	0
Deferred revenue	0	0	0
Lease liabilities	0	0	0
Non-current liabilities	0	0	0

Trade payables	32,652	0	32,652
Corporate tax payables	0	0	0
Royalty bond	0	0	0
Lease liabilities	0	0	0
Deferred revenue	0	0	0
Other liabilities	80,864	0	80,864
Current liabilities	113,516	0	113,516

Total liabilities	113,516	0	113,516

Total equity and liabilities	1,229,797	0	1,229,797

Consolidated statement of financial position as of December 31, 2017

	As most recently		Amount as
	reported,		adjusted,
	December 31,		December 31,
DKK thousand	2017	Restatement	2017
Equity and liabilities
Share capital	30,751	0	30,751
Share premium	1,959,199	(22,020)	1,937,179
Retained losses	(1,475,281)	22,020	(1,453,261)
Equity	514,669	0	514,669

Royalty bond	132,986	0	132,986
Deferred revenue	0	0	0
Lease liabilities	0	0	0
Non-current liabilities	132,986	0	132,986

Trade payables	29,428	0	29,428
Corporate tax payables	0	0	0
Royalty bond	2,748	0	2,748
Lease liabilities	0	0	0
Deferred revenue	0	0	0
Other liabilities	41,454	0	41,454
Current liabilities	73,630	0	73,630

Total liabilities	206,616	0	206,616

Total equity and liabilities	721,285	0	721,285

Summary of measurement of lease liabilities

DKK thousand	Jan 1, 2019

Reconciliation
Operating lease obligations disclosed at December 31, 2018	67,507
Discounted using the lessee’s incremental borrowing rate of at the date of initial application	(11,723)
Initial recognition of lease liabilities during 2019	(32,198)
Adjustments as a result of recognition of non-lease components	1,241
Adjustments as a result of a different treatment of extension and termination options	4,529
Adjustments as a result of lease liabilities to be recognized in subsequent years	(19,308)
Lease liabilities recognized at January 1, 2019	10,048

Of which are:
- Current lease liabilities	7,118
- Non-current lease liabilities	2,930
10,048